International Hedged Equity Laddered Overlay ETF Expense Example - International Hedged Equity Laddered Overlay ETF - ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	334
Expense Example, with Redemption, 10 Years	$ 804